Fees and Expenses	Oct. 31, 2025 USD ($)
Olstein All Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”). Sales load waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial adviser and in the Prospectus under the section titled, “Shareholder Information – Class Descriptions” on page 35 of the Fund’s statutory Prospectus. The table below does not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Examples
Expense Example Narrative [Text Block]
The expense examples below are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The examples below do not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was approximately 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if sold within one year of the purchase date.
Olstein Strategic Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”). Sales load waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial adviser and in the Prospectus under the section titled, “Shareholder Information – Class Descriptions” on page 35 of the Fund’s statutory Prospectus. The table below does not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Examples
Expense Example Narrative [Text Block]	The expense examples below are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then either redeem all or do not redeem shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Fund for the periods described in the footnotes to the fee tables) remain the same. The examples below do not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was approximately 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge, are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if sold within one year of the purchase date.